Related Party Transactions	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions

Note 12:    Related-Party Transactions

The Company entered into transactions with New Outerwall and related affiliates, primarily Coinstar, in the ordinary course of business. A description of such transactions and their effects on the accompanying consolidated financial statements are presented below.

The Company receives and provides certain operating support under commercial services agreements with New Outerwall and related affiliates. A summary of the amounts due to/from such related parties is presented below:

	September 30,	December 31,
Dollars in thousands	2021	2020
Due from related party	$162	$73
Due to related parties, net	$357	$449

Amounts due from related party above includes amounts owed from ecoATM for kiosk servicing and other commercial agreements. The balance in amounts due to related parties primarily includes the unpaid dividends related to employee and Director stock awards.

On January 29, 2021, the Company entered into the Fourth Amendment to the Credit Agreement. Provided under the Credit Agreement, the Company incurred additional principal amount under a Term B-2 Loan in an aggregate principal amount of $25.0 million, which was provided by New Outerwall. The proceeds from the loan will be used for general corporate purposes. The Company is an indirect, wholly owned subsidiary of New Outerwall, Inc. See Note 6: Debt, for a further discussion.

With respect to income taxes for the periods, while generally the Company is part of a consolidated group for income tax filings, the income tax benefits and provisions, income tax payables, related tax payments and deferred tax balances reported within have been prepared as if the Company operates as a standalone taxpayer. Deferred taxes have been classified as net liabilities in the respective unaudited Condensed Consolidated Balance Sheets of the Company. Except for certain separate state tax obligations, the Company generally remits cash to Aspen or New Outerwall to settle any third-party, tax-related obligations, as determined if the Company operated as a standalone taxpayer. Income taxes payable balances, which are included in Accrued and other current liabilities in the Company’s unaudited Condensed Consolidated Balance Sheet, were $0 and $15.8 million as of September 30, 2021 and December 31, 2020.

In connection with the Company’s impending business combination and restructuring, on June 29, 2021, the Company and New Outerwall determined that it was no longer probable that the income tax payable balances of the Company to New Outerwall would be paid. As such, the Company recorded an entry to reduce Accrued and other current liabilities $15.8 million and increase Additional paid-in capital $15.8 million.

Note 13:   Related-Party Transactions

The Company entered into transactions with New Outerwall and related affiliates, primarily Coinstar, in the ordinary course of business. A description of such transactions and their effects on the accompanying consolidated financial statements are presented below.

The Company receives and provides certain operating support under commercial services agreements with New Outerwall and related affiliates. A summary of the amounts due to/from such related parties, and the related costs, is presented below:

	December 31,	December 31,
Dollars in thousands	2020	2019
Due from related party	$73	$2,712
Due to related parties, net	$449	$1,477

Amounts due from related party above includes amounts owed from Coinstar for professional services. The balance in amounts due to related parties primarily includes the unpaid dividends related to employee and Director stock awards.

On January 29, 2021, the Company entered into the Fourth Amendment to the Credit Agreement. Provided under the Credit Agreement, the Company incurred additional principal amount under a Term B-2 Loan in an aggregate principal amount of $25.0 million, which was provided by New Outerwall. The proceeds from the loan will be used for general corporate purposes. The Term B-2 loan ranks pari passu basis with all obligations pursuant to the Credit Agreement. The Company is an indirect, wholly owned subsidiary of New Outerwall, Inc. See Note 6, Debt and Note 15, Subsequent Events, for a further discussion.

With respect to income taxes for the periods, while generally the Company is part of a consolidated group for income tax filings, the income tax benefits and provisions, income tax payables, related tax payments and deferred tax balances reported within have been prepared as if the Company operates as a standalone taxpayer. Deferred taxes have been classified as net liabilities in the respective Consolidated Balance Sheets of the Company. Except for certain separate state tax obligations, the Company generally remits cash to Aspen or New Outerwall to settle any third-party, tax-related obligations, as determined if the Company operated as a standalone taxpayer. Income taxes payable balances, which are included in Accrued and other current liabilities in the Company’s Consolidated Balance Sheet, were $15.8 million as of December 31, 2020 and December 31, 2019. See Note 15, Subsequent Events, for a further discussion.

Seaport Global Acquisition Corp
Related Party Transactions

Note 6 — Related Party Transactions

Founder Shares

In July 2020, the Company issued an aggregate of 3,593,750 shares (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000 in cash. The Founder Shares included an aggregate of up to 468,750 shares of Class B common stock subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. As a result of the underwriter’s election to fully exercise its over-allotment option, 468,750 Founder Shares are no longer subject to forfeiture.

The initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.

Promissory Note and Advances — Related Party

On July 24, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing and was payable on the earlier of March 31, 2021 or the completion of the Initial Public Offering. The outstanding balance under the Note was repaid on December 2, 2020. In addition, the Sponsor advanced the Company an aggregate of $275,000 to cover expenses related to the Initial Public Offering which was repaid on December 2, 2020. At December 31, 2020, there were no borrowings outstanding.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.00 per warrant. The warrants will be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. At December 31, 2020, no Working Capital Loans were outstanding.

Administrative Support Agreement

The Company entered into an agreement, commencing on November 30, 2020 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. As of December 31, 2020, the Company has paid an aggregate of $10,000.

Note 5 — Related Party Transactions

Founder Shares

In July 2020, the Company issued an aggregate of 3,593,750 shares (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000 in cash. The initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of an initial business combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after an initial business combination, the Founder Shares will be released from the lock-up.

Related Party Loans

In order to finance transaction costs in connection with an initial business combination, the Company’s Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of an initial business combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of an initial business combination into warrants at a price of $1.00 per warrant. The warrants will be identical to the Private Placement Warrants. In the event that an initial business combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. At September 30, 2021 and December 31, 2020, no Working Capital Loans were outstanding.

Administrative Service Fee

The Company entered into an agreement, commencing on November 30, 2020 through the earlier of the Company’s consummation of an initial business combination and its liquidation, to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support.

For the three and nine months ended September 30, 2021, the Company has paid $30,000 and $90,000, respectively, as directed by the Sponsor, to a consultant engaged to provide administrative support services.